PREPAYMENT AND OTHER ASSETS (Details Narrative) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid to well equipment	$ 609,604	$ 635,052
Allowances for doubtful accounts	$ 59,604